Net Loss Per Share (Tables)	12 Months Ended
Mar. 31, 2012
Net Loss Per Share [Abstract]
Computation of Basic and Diluted Net Loss Per Share
	Year Ended
	March 31,
	2012	2011
Numerator - net loss	$(534,222)	$(183,666)

Denominator - weighted average number of common shares outstanding - basic and diluted	10,126,921	8,449,846

Basic and diluted net loss per common share	$(0.05)	$(0.02)